UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/29/16

Item 1. Schedule of Investments.

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, February 29, 2016 (unaudited)

Franklin California High Yield Municipal Fund
	Units	Value

Common Stocks and Other Equity Interests (Cost $611,327) 0.0%†
Consumer Discretionary 0.0%†
[a,b] 1155 Island Avenue LLC, LP	7,830,849	$611,323

	Principal
	Amount

Corporate Bonds (Cost $3,993,733) 0.2%
Consumer Discretionary 0.2%
[b,c] 1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$3,993,733	3,997,212
Municipal Bonds 91.9%
California 87.7%
ABAG Finance Authority for Nonprofit Corps. Revenue, Episcopal Senior Communities, Refunding,
6.125%, 7/01/41	7,500,000	8,685,750
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,357,987
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,970,000	2,971,960
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,245,000	3,567,261
Azusa Special Tax,
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/27	1,995,000	2,020,775
CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	1,665,000	1,682,166
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/31 .	5,735,000	2,442,192
GO, Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero
cpn., 8/01/42	10,000,000	2,182,100
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, 5.25%,
4/01/53	15,000,000	17,428,050
Beaumont Financing Authority Local Agency Revenue,
Improvement Area No. 17B, Series A, 6.125%, 9/01/31.	720,000	799,294
Improvement Area No. 17B, Series A, 6.375%, 9/01/42.	5,000,000	5,510,600
Series C, 5.45%, 9/01/27	6,435,000	6,437,767
Series C, 5.50%, 9/01/29	855,000	862,191
Series C, 5.50%, 9/01/35	1,035,000	1,042,421
Series C, 5.50%, 9/01/35	3,995,000	4,011,659
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,336,719
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,460,850
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los
Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	2,991,120
California School Finance Authority School Facility Revenue,
Aspire Public Schools, Refunding, Series B, 5.00%, 8/01/45	1,100,000	1,222,903
Green Dot Public School Project, Series A, 5.00%, 8/01/35	2,525,000	2,750,255
Green Dot Public School Project, Series A, 5.00%, 8/01/45	3,500,000	3,755,080
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,320,060
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,797,493
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/40	5,000,000	5,755,100
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/26	250,000	260,495
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/30	615,000	640,818
University of San Francisco, 6.125%, 10/01/36	2,000,000	2,449,920
University of the Pacific, Refunding, 5.00%, 11/01/36	3,000,000	3,530,160
California State GO,
Various Purpose, 6.00%, 11/01/39	13,000,000	15,279,420
Various Purpose, FGIC Insured, 6.00%, 8/01/19	30,000	30,717
Various Purpose, Refunding, 5.00%, 3/01/45	5,000,000	5,834,650

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Health Facilities Financing Authority Revenue,
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	$4,500,000	$5,117,445
El Camino Hospital, Refunding, Series A, 5.00%, 2/01/40	7,000,000	7,866,040
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	8,204,501
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,597,200
Sutter Health, Series A, 5.00%, 11/15/41	25,000,000	29,088,500
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	470,507
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,455,594
California State Municipal Finance Authority COP,
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/46	1,895,000	1,977,072
Community Hospitals of Central California, Refunding, 5.25%, 2/01/46.	14,070,000	14,492,241
Community Hospitals of Central California Obligated Group, 5.25%, 2/01/24.	5,000,000	5,517,000
Community Hospitals of Central California Obligated Group, 5.375%, 2/01/29	7,000,000	7,727,510
Community Hospitals of Central California Obligated Group, 5.50%, 2/01/39.	10,600,000	11,612,406
California State Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,134,710
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,365,624
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,966,550
Windsor Mobile Country Club, Refunding, Series A, 5.625%, 11/15/33	1,000,000	1,134,210
Windsor Mobile Country Club, Refunding, Series A, 6.00%, 11/15/48	4,000,000	4,620,000
California State Municipal Finance Authority Revenue,
Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,103,500
Baptist University, Series A, 5.50%, 11/01/45	10,000,000	10,240,100
Biola University, Refunding, Series A, 5.625%, 10/01/23	6,000,000	6,616,320
Biola University, Refunding, Series A, 5.80%, 10/01/28	7,500,000	8,238,375
Biola University, Refunding, Series A, 5.875%, 10/01/34	6,000,000	6,480,960
Community Medical Centers, Series A, 5.00%, 2/01/40.	5,000,000	5,635,000
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39.	5,000,000	6,380,000
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,520,444
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,384,016
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	11,115,459
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	10,535,850
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,193,203
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,124,582
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,554,651
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	7,902,860
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,449,240
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35	600,000	664,032
Bowles Hall Foundation, Series A, 5.00%, 6/01/50	3,250,000	3,530,313
California State Public Works Board Lease Revenue,
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,627,670
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	4,253,035
California State School Finance Authority Charter School Revenue,
Aspire Public Schools, Refunding, 5.00%, 8/01/36	3,200,000	3,639,712
Aspire Public Schools, Refunding, 5.00%, 8/01/46	2,500,000	2,781,450
Aspire Public Schools, Refunding, Series A, 5.00%, 8/01/35	1,000,000	1,139,150
California State Statewide CDA Senior Living Health Facility Revenue, Series A, 5.00%, 8/01/44	2,450,000	2,785,062
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	14,980,000	17,462,336
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	856,178
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,121,524
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,797,700

|2

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Bentley School, Refunding, Series A, 7.00%, 7/01/40	$8,675,000	$10,180,199
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,449,775
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,201,303
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	7,842,281
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,603,905
California Baptist University, Series A, 5.125%, 11/01/23.	715,000	759,044
California Baptist University, Series A, 6.125%, 11/01/33.	1,565,000	1,719,638
California Baptist University, Series A, 6.375%, 11/01/43.	4,035,000	4,354,895
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,443,500
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	8,988,160
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,714,399
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded,
5.20%, 10/01/37	3,500,000	3,901,625
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	5,020,935
Insured, Enloe Medical Center, Refunding, 5.00%, 8/15/38	6,000,000	6,952,800
Kaiser Permanente, Series B, 5.25%, 3/01/45	37,325,000	37,325,000
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	3,077,820
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	17,300,000	18,695,764
Loma Linda University Medical Center, Refunding, Series A, 5.50%, 12/01/54	20,000,000	21,885,000
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	8,980,000	10,770,971
Monterey Institute International, 5.50%, 7/01/31.	8,270,000	9,253,882
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,745,000	2,888,069
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,213,360
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	4,149,433
California Statewide CDA Student Housing Revenue, CHF-Irvine LLC, UCI East Campus Apartments,
Phase II, 5.75%, 5/15/32	10,000,000	10,843,400
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,372,112
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,143,088
Centinela Valley UHSD,
GO, County of Los Angeles, Capital Appreciation, Election of 2010, Series B, AGMC Insured, zero
cpn., 8/01/45	42,000,000	8,304,240
GO, County of Los Angeles, Election of 2008, Series C, 5.00%, 8/01/35.	4,195,000	4,817,874
Ceres USD,
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/39	6,450,000	1,469,826
GO, Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/40	6,730,000	1,426,827
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,626,156
Chino CFD Special Tax, No. 2003-3, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,765,733
City of Fullerton Special Assessment,
Community Facilities District No. 2, Amerige Heights, 4.00%, 9/01/24	110,000	116,576
Community Facilities District No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,146,885
Community Facilities District No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,589,430
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	7,500,000	5,436,375
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,075,640
Coachella Valley USD,
GO, Capital Appreciation, Election of 2005, Series D, zero cpn., 8/01/42.	8,500,000	2,947,885
GO, Capital Appreciation, Election of 2005, Series D, zero cpn., 8/01/43.	3,000,000	994,200
Coalinga PFAR,
Water and Wastewater Refinancing Projects, Refunding, 5.00%, 4/01/35	1,000,000	1,096,940
Water and Wastewater Refinancing Projects, Refunding, 5.00%, 4/01/48	6,350,000	6,605,968
Compton Community College District GO,
Election of 2002, Series B, Pre-Refunded, 6.625%, 8/01/27	3,085,000	3,693,084
Election of 2002, Series B, Pre-Refunded, 6.75%, 8/01/34	4,000,000	4,805,240

|3

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	$2,255,000	$2,416,052
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,691,024
Compton USD,
GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31	3,270,000	3,300,967
GO, Election of 2002, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/31	1,730,000	1,749,809
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,840,348
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	770,000	770,963
Corona-Norco USD,
Special Tax, Refunding, CFD No. 5-1, 5.00%, 9/01/36	1,000,000	1,134,560
Special Tax, Refunding, CFD No. 5-1, 4.00%, 9/01/45	2,000,000	2,051,780
[b] Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%,
9/02/33	4,690,000	4,133,344
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,581,000
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	3,615,000	4,162,275
Election of 2014, Series A, 5.00%, 8/01/44	7,375,000	8,491,501
Refunding, 5.00%, 8/01/47	6,000,000	6,955,500
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project,
Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,745,382
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home
Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,835,000	5,151,499
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,078,300
5.00%, 9/01/45	2,500,000	2,685,625
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35	2,000,000	2,191,760
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,495,819
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn.,
12/01/28	30,795,000	17,592,260
[d] Eastern Municipal Water District Water and Wastewater Revenue,
Subordinate, Refunding, Series A, 5.00%, 7/01/37	2,755,000	3,302,060
Subordinate, Refunding, Series A, 5.00%, 7/01/38	1,930,000	2,305,636
Subordinate, Refunding, Series A, 5.00%, 7/01/39	2,030,000	2,415,132
Subordinate, Refunding, Series A, 5.00%, 7/01/42	5,000,000	5,914,450
El Dorado County Special Tax,
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	1,004,990
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	2,083,217
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	6,725,785
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL Insured, zero cpn., 8/01/29	2,400,000	1,515,000
Etiwanda School District Community Facilities District No. 9 Special Tax, Refunding, 5.00%, 9/01/35	4,260,000	4,869,521
Fairfield Special Tax,
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/32	1,200,000	1,301,556
CFD No. 3, North Cordelia General Improvements, 6.00%, 9/01/37	5,810,000	6,298,795
Fillmore Special Tax,
CFD No. 5 Improvement Area, Series A, 5.00%, 9/01/40	1,500,000	1,613,850
CFD No. 5 Improvement Area, Series A, 5.00%, 9/01/45	2,630,000	2,814,600
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	22,494,750
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	8,954,890
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	47,431,600
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40	4,655,000	5,151,502
Pacific Commons, Refunding, 5.00%, 9/01/45	3,255,000	3,582,974

|4

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	$24,500,000	$23,144,415
Asset-Backed, Series A, 5.00%, 6/01/45	36,975,000	42,040,945
Capital Appreciation, Asset-Backed, second subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	1,908,500
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,211,150
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	3,635,000	1,906,885
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	1,852,796
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	1,856,225
Hartnell Community College District GO,
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre-Refunded,
zero cpn., 8/01/44	30,000,000	4,508,100
Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn.,
8/01/49	10,000,000	2,551,700
Hemet USD Financing Authority Special Tax Revenue, 5.00%, 9/01/39	1,100,000	1,211,210
Imperial Community College District GO, Capital Appreciation, Election of 2010, Series A, AGMC
Insured, 6.75%, 8/01/40	3,500,000	4,519,165
[b] Imperial County Special Tax,
CFD No. 98-1, 6.45%, 9/01/17	520,000	523,229
CFD No. 98-1, 6.50%, 9/01/31	5,705,000	5,737,404
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/45	2,465,000	2,709,922
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/50	2,000,000	2,190,280
Pillar Ridge, Series A, 5.25%, 5/15/44.	2,015,000	2,223,553
Pillar Ridge, Series A, 5.25%, 5/15/49.	4,800,000	5,257,824
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,510,100
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,359,032
Indio CFD Special Tax Revenue, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%,
9/01/35	1,250,000	1,357,200
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37	7,500,000	8,554,275
Refunding, Series A, 5.00%, 9/01/44	9,000,000	9,868,590
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	1,000,000	1,110,170
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,659,450
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	3,038,090
Irvine USD Special Tax, CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,992,970
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,525,783
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,536,440
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,284,000
Kaweah Delta Health Care District Revenue, Serie B, 5.00%, 6/01/40	3,250,000	3,675,880
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,540,997
La Verne Mobile Home Revenue, Copacbana Mobile HomePark, Refunding, 5.00%, 6/15/49	1,765,000	1,947,183
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,395,481
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,392,377
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,357,440
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	845,994
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6, School
Districts, Refunding, 5.40%, 2/01/29	475,000	475,637

|5

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Lancaster RDA Tax Allocation,
Combined Redevelopment Project Areas, 6.875%, 8/01/34	$2,000,000	$2,286,460
Combined Redevelopment Project Areas, 6.875%, 8/01/39	830,000	948,881
Combined Redevelopment Project Areas, Pre-Refunded, 6.875%, 8/01/39	1,170,000	1,408,259
Las Virgenes USD, GO, Election of 2006, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	6,647,126
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28.	1,025,000	1,189,769
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29.	1,085,000	1,249,388
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30.	1,100,000	1,261,227
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35.	3,750,000	4,025,850
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,465,000	1,580,603
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	1,085,000	1,168,415
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area,
Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,068,620
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	4,799,470
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,497,292
Long Beach Marina Revenue,
Alamitos Bay Marina Project, 5.00%, 5/15/34.	1,300,000	1,493,310
Alamitos Bay Marina Project, 5.00%, 5/15/40.	3,500,000	3,922,310
Alamitos Bay Marina Project, 5.00%, 5/15/45.	2,500,000	2,784,975
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34	1,500,000	1,240,530
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42	4,500,000	3,562,110
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program,
Series C, 5.00%, 6/01/30	2,200,000	2,490,224
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Subordinate,
Refunding, Series C, 5.00%, 5/15/34	2,135,000	2,521,136
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55%
thereafter, 8/01/36.	5,150,000	5,269,325
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85%
thereafter, 8/01/40.	7,500,000	6,155,550
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, Pre-Refunded, 6.50%,
9/01/39	6,250,000	7,470,437
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41	10,000,000	2,328,100
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,671,651
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	44,699,647
Murrieta CFD No. 2000-2 Special Tax,
The Oaks, Improvement Area A, 5.90%, 9/01/27	1,960,000	1,960,000
The Oaks, Improvement Area A, 6.00%, 9/01/34	3,490,000	3,490,000
The Oaks, Improvement Area B, 6.00%, 9/01/27	1,275,000	1,275,000
The Oaks, Improvement Area B, 6.00%, 9/01/34	3,415,000	3,415,000
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	672,077
[d] Napa Valley USD,
GO, Refunding, Series C, 5.00%, 8/01/41	5,000,000	5,921,550
GO, Refunding, Series E, 5.00%, 8/01/44	5,000,000	5,906,750
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,385,620
[d] Northern California Transmission Agency Revenue,
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/36	2,500,000	2,975,400
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/37	3,610,000	4,289,474
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/38	1,750,000	2,077,688
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/39	1,885,000	2,232,481

|6

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	$6,600,000	$6,815,292
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,390,523
Oakland USD Alameda County GO, Election of 2012, 6.625%, 8/01/38.	5,000,000	5,976,150
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,086,043
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,715,085
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02/33	1,745,000	1,751,369
Orange County CFD,
No. 2015-1, Esencia Village, Series A, 5.00%, 8/15/34	1,530,000	1,763,815
No. 2015-1, Esencia Village, Series A, 5.25%, 8/15/45	5,000,000	5,746,550
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,584,010
Oro Grande Elementary School District COP,
5.875%, 9/15/37.	14,000,000	16,155,860
6.125%, 9/15/40.	1,500,000	1,742,130
Pajaro Valley USD, GO, Election of 2012, Series C, 5.00%, 8/01/40	3,310,000	3,870,747
Palomar Pomerado Health Care District COP,
6.00%, 11/01/30.	10,000,000	10,820,100
6.75%, 11/01/39.	15,550,000	17,223,646
Paramount USD, GO, County of Los Angeles, Capital Appreciation, Election of 2006, BAM Insured, zero
cpn., 8/01/51	25,000,000	2,688,250
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	3,797,100
Perris CFD No. 2001-1 Special Tax,
Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30.	865,000	873,538
Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35.	1,075,000	1,084,836
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,771,395
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38.	4,250,000	4,283,192
May Farms Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	2,000,000	2,129,900
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,950,000	4,139,244
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,457,905
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	6,360,000	6,366,169
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	9,000,000	1,714,770
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	2,052,150
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	6,120,600
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A,
5.00%, 12/15/30	3,500,000	4,301,150
Rancho Cordova CFD No. 2003-1 Special Tax,
Sunridge Anatolia, 5.25%, 9/01/25	2,235,000	2,245,370
Sunridge Anatolia, 5.375%, 9/01/30	1,650,000	1,658,184
Sunridge Anatolia, 5.375%, 9/01/37	7,130,000	7,316,236
Sunridge Anatolia, 5.50%, 9/01/37	2,635,000	2,649,150
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,294,020
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,343,850
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20%
thereafter, 8/01/31	2,750,000	2,700,198
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,094,260
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC
Insured, zero cpn., 8/01/49	22,000,000	5,189,800
Rio Elementary School District CFD No. 1 Special Tax, 5.50%, 9/01/39.	6,915,000	7,670,671
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to
8/01/24, 6.85% thereafter, 8/01/42.	13,000,000	12,533,300

|7

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	$6,690,000	$2,485,937
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	2,484,475
Riverside County CFD Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,581,705
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,750,655
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	3,103,069
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,483,870
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,145,395
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30.	1,200,000	1,447,296
Riverside County Redevelopment Successor Agency Tax Allocation, Refunding, Series A, 4.00%,
10/01/37	6,000,000	6,184,560
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	2,189,850
senior lien, Series A, 5.75%, 6/01/44	5,000,000	5,755,500
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured,
5.00%, 6/01/33	4,280,000	4,833,447
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29	2,630,000	3,015,085
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,591,320
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,246,093
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,312,360
Roseville Special Tax,
CFD No. 1, Fiddyment Ranch, 5.00%, 9/01/19	980,000	989,065
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/21	980,000	988,163
CFD No. 1, Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,978,725
CFD No. 1, Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,923,104
CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	549,305
CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,183,479
CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	2,014,028
CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,756,838
CFD No. 1, Stone Point, 6.375%, 9/01/24	1,440,000	1,449,677
CFD No. 1, Stone Point, 6.375%, 9/01/28	2,060,000	2,071,742
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/32.	1,120,000	1,226,288
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/33.	1,000,000	1,090,730
CFD No. 1, Westpark, Public Facilities, Refunding, 5.00%, 9/01/37.	1,250,000	1,364,450
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34.	5,000,000	2,407,900
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39.	15,000,000	5,626,650
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42.	10,750,000	3,614,257
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment,
Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,230,000
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,554,610
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	3,735,130
Election of 2008, Series D, 5.00%, 8/01/45	2,755,000	3,159,985
Election of 2008, Series D, 5.00%, 8/01/48	3,760,000	4,302,831
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40.	1,000,000	1,083,280
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, 5.50%, 9/01/44.	1,965,000	2,030,100
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45	1,000,000	1,078,350
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	12,577,500
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	6,064,100

|8

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	$1,795,000	$2,037,289
CFD No. 2006-1, 5.00%, 9/01/46	2,500,000	2,815,775
San Diego RDA Tax Allocation,
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/16	1,500,000	1,484,715
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/19	1,800,000	1,480,212
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/20	1,800,000	1,388,826
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/21	1,800,000	1,305,306
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/22	1,900,000	1,290,879
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/23	1,900,000	1,212,656
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/24	1,900,000	1,139,164
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/25	1,900,000	1,065,216
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/26	1,900,000	1,000,179
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/27	1,900,000	939,113
Capital Appreciation, Refunding, Series B, zero cpn., 9/01/28	1,900,000	881,790
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,494,991
Naval Training Center Redevelopment Project, Series A, 5.75%, 9/01/40	3,000,000	3,428,520
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter,
7/01/33	10,000,000	10,091,100
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter,
7/01/47	26,025,000	17,126,792
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E,
zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42.	6,940,000	3,856,558
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E,
zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	7,482,240
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South
Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,235,600
San Francisco City and County RDA Successor Agency Tax Allocation, Mission Bay South
Redevelopment Project, Series A, 5.00%, 8/01/43.	2,500,000	2,748,175
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment Project, Series C, 6.75%, 8/01/41.	1,000,000	1,195,240
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/33.	1,000,000	1,194,980
Mission Bay South Redevelopment Project, Series D, 6.625%, 8/01/39	2,265,000	2,568,601
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/41.	1,500,000	1,790,940
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, San
Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	2,971,200
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	15,000,000	16,684,500
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%,
8/01/37	1,000,000	1,008,940
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation, Series B,
AGMC Insured, zero cpn., 8/01/30	3,900,000	1,904,526
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	14,783,417
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	13,524,414
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	25,730,770
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	38,955,350
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	82,761,750
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/28	13,245,000	13,578,377
Merged Area Redevelopment Project, Series B, XLCA Insured, 4.25%, 8/01/36	5,000,000	5,046,250

|9

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	$1,500,000	$1,672,155
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,767,150
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,594,250
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	3,300,000	3,662,241
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation, Series A, zero
cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	8,192,400
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	3,056,828
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	3,000,000	3,370,800
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	10,000,000	11,166,700
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	7,105,000	8,048,331
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, 7.00%, 8/01/31	1,800,000	2,105,838
Santee Community Redevelopment Project, Series A, 7.00%, 8/01/41	2,820,000	3,299,146
Saugus Castaic School Facilities Financing Authority Special Tax,
Community Facilities District No. 2006-1C, 5.875%, 9/01/33	1,370,000	1,486,902
Community Facilities District No. 2006-1C, 6.00%, 9/01/43	3,470,000	3,909,371
Saugus USD Special Tax,
CFD No. 2006-1, Improvement Area No. 1, 5.375%, 9/01/42	2,000,000	2,060,000
CFD No. 2006-1, Improvement Area No. 2, 5.75%, 9/01/43	2,000,000	2,060,000
CFD No. 2006-2, Improvement Area No. 2, 4.25%, 9/01/44	2,000,000	2,004,240
Senior CFD No. 2006-1, 4.25%, 9/01/39	1,150,000	1,159,798
Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,514,175
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41	1,250,000	1,394,688
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46	1,250,000	1,388,050
Sierra View Local Health Care District Revenue, Pre-Refunded, 5.25%, 7/01/32.	3,000,000	3,186,660
Silicon Valley Clean Water Waste Water Revenue,
5.00%, 8/01/40	2,500,000	2,961,300
5.00%, 8/01/45	1,500,000	1,765,890
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,600,000	1,619,968
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49 .	15,015,000	3,180,027
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,486,204
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission
Project, 6.125%, 7/01/18	50,000	50,219
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	9,230,800
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30	1,185,000	1,286,128
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35.	1,660,000	1,807,508
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45	6,180,000	6,714,570
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn., 8/01/49 .	17,505,000	3,435,881
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,675,505
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,825,000	1,869,950
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38.	5,000,000	4,723,900
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	755,584
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,254,963
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital
Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	1,000,250
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,622,092

|10

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	$3,000,000	$3,008,160
CFD No. 04-1, 5.75%, 9/01/29	2,975,000	2,982,348
CFD No. 04-1, 5.25%, 9/01/30	5,050,000	5,055,302
CFD No. 04-1, 5.80%, 9/01/35	4,530,000	4,537,927
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%, 8/01/40.	3,540,000	3,898,106
Tulare Sewer Revenue, Pre-Refunded, 6.50%, 11/15/45	10,000,000	12,179,200
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	4,641,112
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,132,370
Tustin CFD No. 07-1 Special Tax,
Tustin Legacy, Pre-Refunded, 6.00%, 9/01/37	2,100,000	2,269,449
Tustin Legacy/RetailCenter, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,648,581
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40.	750,000	826,200
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45.	1,000,000	1,094,900
Tustin USD Special Tax,
CFD No. 06-1, 5.75%, 9/01/30	1,000,000	1,117,940
CFD No. 06-1, 6.00%, 9/01/40	3,000,000	3,412,680
Union City CRDA Successor Agency Tax Allocation Revenue,
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/35.	1,365,000	1,588,300
Community Redevelopment Project, Refunding, Series A, 5.00%, 10/01/36.	1,000,000	1,157,280
Union Elementary School District GO, Santa Clara County, Election of 2014, Series A, 5.00%, 9/01/49	2,375,000	2,707,833
University of California Revenue, Refunding, Series, AO, 5.00%, 5/15/40	5,000,000	5,855,550
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29	3,200,000	3,554,592
Refunding, 5.00%, 9/01/37	2,000,000	2,189,380
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,605,000	3,619,276
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,409,375
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,165,732
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn.,
6/01/49	11,940,000	2,628,352
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	3,084,208
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,245,350
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	6,276,000
Woodland Davis Clean Water Agency Water Revenue, Subordinated Woodland Davis Clean Water
Agency, Refunding, Series A, AGMC Insured, 5.00%, 3/01/39	1,600,000	1,859,552
Woodland Finance Authority Water Revenue,
6.00%, 3/01/36	1,000,000	1,209,330
6.00%, 3/01/41	1,500,000	1,802,010
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,371,610
Yucaipa Special Tax,
CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	1,000,000	1,096,900
CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30.	1,800,000	1,998,702
Yucca Valley RDA Tax Allocation,
Yucca Valley Redevelopment Project No. 1, 5.50%, 6/01/28	2,110,000	2,224,510
Yucca Valley Redevelopment Project No. 1, 5.75%, 6/01/38	5,485,000	5,775,540
		2,025,835,107

|11

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 4.2%
Guam 1.5%
Government of Guam GO,
Series A, Pre-Refunded, 5.00%, 11/15/23	$6,745,000	$7,246,154
Series A, Pre-Refunded, 5.25%, 11/15/37	6,500,000	7,010,380
Series A, Pre-Refunded, 7.00%, 11/15/39	5,000,000	6,117,600
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.625%, 7/01/40.	4,000,000	4,430,000
5.00%, 1/01/46	10,000,000	11,198,300
		36,002,434
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	1,325,000	1,355,064
Puerto Rico 2.6%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	10,000,000	6,262,500
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	6,445,000
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,867,000
Series A, 7.00%, 7/01/33.	25,000,000	16,237,500
Series A, 6.75%, 7/01/36.	11,735,000	7,563,208
Series A, 7.00%, 7/01/43.	5,000,000	3,247,500
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	5,260,365
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	20,000,000	11,200,000
		60,083,073
Total U.S. Territories		97,440,571
Total Municipal Bonds (Cost $1,915,182,278)		2,123,275,678

Total Investments before Short Term Investments (Cost $1,919,787,338)		2,127,884,213

Short Term Investments 4.2%
Municipal Bonds 4.2%
California 4.2%
[e] California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.01%, 5/01/34	13,300,000	13,300,000
Series A, Sub Series A-2, Daily VRDN and Put, 0.01%, 5/01/33.	15,725,000	15,725,000
Series A-1, Daily VRDN and Put, 0.01%, 5/01/33	28,600,000	28,600,000
[e] Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-15, Refunding, Daily
VRDN and Put, 0.01%, 9/02/20.	2,353,000	2,353,000
[e] Los Angeles Department of Water and Power Revenue, Water System, Series B, Sub Series B-2, Daily
VRDN and Put, 0.01%, 7/01/35.	32,900,000	32,900,000
[e] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily
VRDN and Put, 0.01%, 7/01/35.	3,900,000	3,900,000
Total Short Term Investments (Cost $96,778,000)		96,778,000
Total Investments (Cost $2,016,565,338) 96.3%		2,224,662,213
Other Assets, less Liabilities 3.7%		86,488,680
Net Assets 100.0%		$2,311,150,893

|12

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

See Abbreviations on page 19.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At February 29, 2016, the aggregate value of these securities was $15,002,512, representing 0.65% of net assets.
cIncome may be received in additional securities and/or cash.
dSecurity purchased on a when-issued basis.
eVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|13

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, February 29, 2016 (unaudited)

Franklin Tennessee Municipal Bond Fund
	Principal
	Amount	Value

Municipal Bonds 97.5%
Tennessee 92.7%
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$1,000,000	$1,135,870
Blount County PBA Revenue,
Local Government Public Improvement, Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/28	425,000	462,630
Local Government Public Improvement, Refunding, Series B-15-A, Assured Guaranty, 5.00%, 6/01/32	1,590,000	1,743,467
Local Government Public Improvement, Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/28	675,000	739,355
Local Government Public Improvement, Series B-15-A, Assured Guaranty, Pre-Refunded, 5.00%,
6/01/32	975,000	1,067,956
Chattanooga Electric System Revenue,
The Electric Power Board of Chattanooga, Refunding, Series C, 5.00%, 9/01/40	2,750,000	3,243,790
The Electric Power Board of Chattanooga, Series A, Pre-Refunded, 5.00%, 9/01/33	7,500,000	8,156,400
Chattanooga Health Educational and Housing Facility Board Revenue,
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	559,690
Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding,
5.00%, 10/01/35	1,000,000	1,143,020
Chattanooga-Hamilton County Hospital Authority Hospital Revenue,
Erlanger Health System, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	775,000	883,089
Erlanger Health System, Refunding, AGMC Insured, 5.00%, 10/01/22	2,475,000	2,802,442
Clarksville Electric System Revenue,
Refunding, 5.00%, 9/01/31	1,000,000	1,202,130
Series A, 5.00%, 9/01/34	2,000,000	2,312,560
Series A, 5.00%, 9/01/35	3,185,000	3,675,235
XLCA Insured, Pre-Refunded, 5.00%, 9/01/23	2,325,000	2,478,403
XLCA Insured, Pre-Refunded, 5.00%, 9/01/32	4,000,000	4,263,920
Clarksville Water Sewer and Gas Revenue, Refunding, 5.00%, 2/01/38	3,000,000	3,401,940
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,537,750
Gallatin Water and Sewer Revenue,
Assured Guaranty, Pre-Refunded, 5.00%, 1/01/33	2,215,000	2,391,447
Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,791,420
Greene County GO, Rural School, Refunding, Series B, NATL Insured, 5.00%, 6/01/24	1,000,000	1,010,250
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement, NATL
Insured, 5.00%, 4/01/31	1,000,000	1,043,760
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue,
Refunding, 5.00%, 9/01/42	3,000,000	3,506,040
Utilities, 5.00%, 9/01/44	4,400,000	5,009,576
Utilities, Improvement, NATL Insured, Pre-Refunded, 5.00%, 9/01/35	3,700,000	3,944,126
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%, 6/01/42.	1,250,000	1,341,000
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Improvement, Pre-Refunded, 5.50%, 4/01/33	2,125,000	2,323,900
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36	7,000,000	7,885,780
Jackson-Madison County General Hospital, Refunding and Improvement, 5.50%, 4/01/33	875,000	945,201
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,085,520
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center
Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	215,000	215,512
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29	1,030,000	1,153,837
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,038,068
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,197,440
NATL Insured, Pre-Refunded, 5.00%, 12/01/24	1,790,000	1,851,683
NATL Insured, Pre-Refunded, 5.00%, 12/01/25	1,000,000	1,034,460
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,600,474
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Capital
Appreciation, Refunding and Improvement, Series A, zero cpn., 1/01/36	2,000,000	750,320

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.25%, 4/01/27	$2,500,000	$2,602,300
University Health System Inc., Refunding, 5.25%, 4/01/36	5,000,000	5,195,250
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
5.25%, 1/01/36	1,500,000	1,740,480
Refunding and Improvement, 5.00%, 1/01/33	1,470,000	1,750,476
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,192,240
Knoxville Wastewater System Revenue, Improvement, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,158,600
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,440,000	2,766,789
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,040,550
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,442,428
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38.	2,665,000	3,038,846
Maryville Water and Sewer Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	5,932,080
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,947,654
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,194,370
Memphis GO,
General Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,224,739
General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,801,975
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,917,250
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,493,860
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,638,700
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,815,344
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B,
5.375%, 11/01/29	5,000,000	5,780,500
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	3,500,000	4,068,610
Series A, 5.00%, 5/15/39	4,000,000	4,682,120
Series A, Pre-Refunded, 5.00%, 5/15/33	3,000,000	3,284,580
Metropolitan Government of Nashville and Davidson County GO,
Improvement, Refunding, Series A, 5.00%, 1/01/33	5,000,000	5,858,700
Series B, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,095,600
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board
Revenue,
Vanderbilt University, Refunding, Series B, 5.00%, 10/01/39	9,000,000	10,130,040
Vanderbilt University, Series A, 5.50%, 10/01/29	3,500,000	4,077,675
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,438,870
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,362,180
Metropolitan Nashville Airport Authority Revenue, Series A, 5.00%, 7/01/45	4,000,000	4,646,560
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,453,375
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group,
Series C, 5.00%, 11/15/40.	10,000,000	11,075,800
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,391,604
Educational Facilities, Rhodes College, 5.00%, 8/01/40	750,000	867,518
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,876,350
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	1,955,867
Methodist Healthcare, Series B, AGMC Insured, Pre-Refunded, 5.25%, 9/01/27	5,000,000	5,451,900
St. Jude Children’s Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,057,350
South Blount County Utility District Waterworks Revenue,
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33	1,000,000	1,128,910
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39	3,310,000	3,742,154

|15

FRANKLIN MUNICIPAL SECURITIES TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	$2,480,000	$2,590,633
Tennessee HDA Revenue,
Homeownership Program, Series 1, 5.00%, 7/01/29	990,000	1,026,353
Homeownership Program, Series 2C, 3.80%, 7/01/43	1,705,000	1,788,528
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,794,900
Higher Educational Facilities, Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,860,600
Higher Educational Facilities, Second Program, Series A, Pre-Refunded, 5.00%, 5/01/39	3,000,000	3,394,500
Higher Educational Facilities, Second Program, Series B, Pre-Refunded, 5.50%, 5/01/38	4,000,000	4,415,600
West Wilson Utility District of Wilson County Water Revenue,
5.00%, 6/01/33	3,000,000	3,486,450
Refunding & Improvement, 5.00%, 6/01/40	1,545,000	1,790,083
		275,397,302

U.S. Territories 4.8%
Guam 1.7%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed,
Refunding, 5.25%, 6/01/32	1,475,000	1,477,507
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,622,035
		5,099,542
Puerto Rico 3.1%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,222,500
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41.	2,000,000	1,132,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 6.50%, 8/01/44	7,500,000	3,150,000
first subordinate, Series C, 5.50%, 8/01/40	4,000,000	1,650,000
		9,155,000
Total U.S. Territories		14,254,542
Total Municipal Bonds (Cost $276,620,046) 97.5%		289,651,844
Other Assets, less Liabilities 2.5%		7,307,688
Net Assets 100.0%		$296,959,532

See Abbreviations on page 19.

|16

FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|17

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	California	Tennessee
	High Yield	Municipal
	Municipal Fund	Bond Fund

Cost of investments	$2,014,827,593	$276,441,956

Unrealized appreciation	$248,880,092	$21,803,267
Unrealized depreciation	(39,045,472)	(8,593,379)
Net unrealized appreciation (depreciation)	$209,834,620	$13,209,888

4. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|18

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of February 29, 2016, in valuating the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks and Other Equity Interests	$—	$—	$611,323	$611,323
Corporate Bonds	—	3,997,212	—	3,997,212
Municipal Bonds	—	2,122,275,428	1,000,250	2,123,275,678
Short Term Investments	—	96,778,000	—	96,778,000
Total Investments in Securities	$—	$2,223,050,640	$1,611,573	$2,224,662,213

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$289,651,844	$—	$289,651,844

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Funds has evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	GNMA	Government National Mortgage Association
ABAG	The Association of Bay Area Governments	GO	General Obligation
AD	Assessment District	HDA	Housing Development Authority/Agency
AGMC	Assured Guaranty Municipal Corp.	IDB	Industrial Development Bond/Board
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
CDA	Community Development Authority/Agency	PBA	Public Building Authority
CFD	Community Facilities District	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	PIK	Payment-In-Kind
CSD	Central School District	PUD	Public Utility District
ETM	Escrow to Maturity	RDA	Redevelopment Agency/Authority
FGIC	Financial Guaranty Insurance Co.	UHSD	Unified/Union High School District
FHA	Federal Housing Authority/Agency	USD	Unified/Union School District
FICO	Financing Corp.	XLCA	XL Capital Assurance

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2016